Debt - Schedule of Interest Rates Associated with Borrowings Under Revolving Credit Facility (Details) - Revolving Credit Facility [Member]	12 Months Ended
	Dec. 31, 2025
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Daily Simple SOFR [Member]
Line of Credit Facility [Line Items]
Rate Adjustment	0.10%	[1]
Applicable Spread	1.00%	[1],[2]
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Daily Simple SOFR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread	1.00%	[1]
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Daily Simple SOFR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread	1.375%	[1]
Daily Simple SOFR [Member] | Swing Line [Member]
Line of Credit Facility [Line Items]
Rate Adjustment	0.10%
Applicable Spread	1.00%	[2]
Daily Simple SOFR [Member] | Swing Line [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread	1.00%
Daily Simple SOFR [Member] | Swing Line [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread	1.375%
Term SOFR [Member] | Term SOFR [Member]
Line of Credit Facility [Line Items]
Rate Adjustment	0.10%
Applicable Spread	1.00%	[2]
Term SOFR [Member] | Term SOFR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread	1.00%
Term SOFR [Member] | Term SOFR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread	1.375%
Term SOFR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Rate Adjustment	1.00%
Applicable Spread	0.00%	[2]
Term SOFR [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread	0.00%
Term SOFR [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread	0.50%
Federal Funds Effective Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Rate Adjustment	0.50%
Applicable Spread	0.00%	[2]
Federal Funds Effective Rate [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread	0.00%
Federal Funds Effective Rate [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread	0.50%
Prime Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Rate Adjustment	0.00%
Applicable Spread	0.00%	[2]
Prime Rate [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread	0.00%
Prime Rate [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread	0.50%

[1]	Secured Overnight Financing Rate (“SOFR”).
[2]	The applicable spread is dependent on our ratio of total debt to earnings before interest, taxes, depreciation, and amortization.